Shareholder Report, Line Graph (Details) - USD ($)	Dec. 06, 2023	Oct. 31, 2024
C000246700
Account Value [Line Items]
Line Graph and Table Measure Name	CastleArk Large Growth ETF
Account Value	$ 10,000	$ 12,857
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 10,000	12,657
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD) (TR)
Account Value	$ 10,000	$ 13,034